Restructuring, termination and other exit obligations (Details) ft² in Thousands, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) ft²	Dec. 31, 2016 USD ($)
Restructuring Reserve [Roll Forward]
Balance, beginning of year	$ 2,969	$ 14,123	$ 0
Additions		5,854	19,000
Additions: Interest and other		698	509
Payments		(14,187)	(5,072)
Impact of foreign exchange		653	(314)
Change in estimate		(4,172)	0
Balance, end of year		2,969	14,123
Less: current portion		(2,969)	(5,408)
Long-term portion		0	8,715
Termination
Restructuring Reserve [Roll Forward]
Balance, beginning of year	1,176	3,278	0
Additions		5,785	7,198
Additions: Interest and other		0	0
Payments		(8,085)	(3,876)
Impact of foreign exchange		222	(44)
Change in estimate		(24)	0
Balance, end of year		1,176	3,278
Less: current portion		(1,176)	(2,903)
Long-term portion		0	375
Lease-exit
Restructuring Reserve [Roll Forward]
Balance, beginning of year		10,845	0
Additions		69	11,802
Additions: Interest and other		698	509
Payments		(6,102)	(1,196)
Impact of foreign exchange		431	(270)
Change in estimate		(4,148)	0
Balance, end of year			10,845
Less: current portion		(1,793)	(2,505)
Long-term portion		$ 0	$ 8,340
Operating lease term		10 years
Amount of space leased (sqft) | ft²		116
Scenario, Forecast | Lease-exit
Restructuring Reserve [Roll Forward]
Payments	$ (1,793)